Document And Entity Information	Sep. 12, 2022
Document Information [Line Items]
Entity, Registrant Name	BROADWIND, INC.
Document, Type	8-K
Document, Period End Date	Sep. 12, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-34278
Entity, Tax Identification Number	88-0409160
Entity, Address, Address Line One	3240 South Central Avenue
Entity, Address, City or Town	Cicero
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60804
City Area Code	708
Local Phone Number	780-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BWEN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001120370